SUPPLEMENTARY DATA - Summary of Supplemental Cash Flow (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental information:
Cash paid for interest		$ 41,726	$ 71,959	$ 241,577	$ 275,832	$ 267,658
Cash payments for income taxes		7,709	15,420	33,625	50,890	46,275
Non-cash investing and financing activities:
Capital expenditures included in accounts payable and accrued liabilities		5,924	6,569	2,173	9,927	9,563
Contingent consideration provided in connection with acquisitions			9,947	9,947		16,070
Establishment and acquisition of non-controlling interests		2,888		3,635
Accrued distributions		3,733	7,251			37,514
Accretion of redeemable non-controlling interests		$ (271)	(6,349)	(10,620)	(12,090)	(4,315)
Cumulative dividends on preferred equity					45,673	57,496
Accrued redemption of units in other current liabilities				49,070	$ 14,468	8,206
Promissory note extinguishment				17,092
Note receivable received for business divestiture						18,039
Investments in affiliates received for discontinued operations and business divestiture	$ 20,000					$ 730,661
Commercial Paper [Member]
Non-cash investing and financing activities:
Issuance of promissory note			15,885	15,885
Common Class A [Member]
Non-cash investing and financing activities:
Issuance of Class A Common Units			$ 26,476	$ 47,656